Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000252257 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252257 [Member] | Three i Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000252257 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000252257 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000252257 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000252257 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000252257 [Member] | SAAB AB Class B [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000252257 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000252257 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000252257 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000252257 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000252257 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000252257 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000252257 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000252257 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000252257 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000252257 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000252257 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
C000252256 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252256 [Member] | Three i Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000252256 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000252256 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000252256 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000252256 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000252256 [Member] | SAAB AB Class B [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000252256 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000252256 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000252256 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000252256 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000252256 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000252256 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000252256 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000252256 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000252256 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000252256 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000252256 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%